Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

April 30, 2021

AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (“SAI”) and other information about the Fund online at www.allianzlife.com/azlfunds. You can also get this information at no cost by calling 1-800-624-0197 or by sending an email request to Contact.Us@allianzlife.com. The Fund’s Prospectus and SAI, both dated April 30, 2021, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks to match the performance of the MSCI Emerging Markets Index as closely as possible.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses	0.32%	0.32%

Total Annual Fund Operating Expenses	1.17%	1.42%
Fee Waiver(1)	-0.40%	-0.40%

Total Annual Fund Operating Expenses After Fee Waiver(1)	0.77%	1.02%

(1)

The Manager and the Fund have entered into a written agreement reducing the management fee to 0.45% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects management fee waiver agreement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$79	$332	$605	$1,385
Class 2	$104	$410	$738	$1,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund seeks to track the investment results, before the fees and expenses of the Fund, of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. The Underlying Index includes equity securities issued by issuers, which range in size between approximately $113 million and $536 billion as of February 26, 2021, although this range may change from time to time. As of February 26, 2021, the Underlying Index consisted of 27 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. As of February 26, 2021, China represented approximately 40% of the Underlying Index by weight. The Underlying Index may include large- or mid-capitalization companies. With approximately 1,381 constituents as of February 26, 2021, the Underlying Index covers approximately 85% of the free float-adjusted market capitalization in each country. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The Subadviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Subadviser generally uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index.

The Fund generally invests at least 90% of its net assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which the Subadviser believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents.

The Underlying Index is calculated by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund, the Manager and the Subadviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject, any of which may adversely affect the Fund’s net asset value (NAV), yield, total return and ability to achieve its investment objective. As changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.

•	Market Risk The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
•	Issuer Risk The value of a security may decline for a number of reasons directly related to the issuer of the security.
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Index Fund Risk  The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

•

Foreign Securities Risk  Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

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Emerging Markets Risk  Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

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Risks of Investing in China  Investments in companies located or operating in China, including Hong Kong, involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy. Certain securities issued by companies located or operating in China are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, or as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

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Currency Risk  Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

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Derivatives Risk  Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

•	Depositary Receipt Risk Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.

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Capitalization Risk  Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

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Focused Investment Risk  Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the Fund’s portfolio.

•

Technology Sector Risk.  Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges, which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table (Class 2)

Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q4, 2020)	18.88%
Lowest (Q1, 2020)	-24.20%

Average Annual Total Returns

	One Year Ended December 31, 2020	Five Years Ended December 31, 2020	Ten Years Ended December 31, 2020

AZL® MSCI Emerging Markets Equity Index Fund (Class 1)	17.26%	12.00%	3.75%
AZL® MSCI Emerging Markets Equity Index Fund (Class 2)	16.92%	11.70%	3.48%
MSCI Emerging Markets Index*	18.69%	13.22%	4.00%

*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC serves as the investment adviser to the Fund.

BlackRock Investment Management, LLC serves as the Subadviser to the Fund.

The portfolio managers for the Fund are: Alan Mason, Managing Director, since October 2016, Jennifer Hsui, CFA, Managing Director, since October 2016, Amy Whitelaw, Managing Director, since April 2019, and Suzanne Henige, CFA, Managing Director, since April 2020.

The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

Tax Information

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

Financial Intermediary Compensation

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

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The Allianz Variable Insurance Products Trust

Summary Prospectus	AZL® MSCI Emerging Markets Equity Index Fund, Class 1 and Class 2

(This page intentionally left blank)

The Allianz Variable Insurance Products Trust

The Allianz Variable Insurance Products Trust